Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

Collection Period Start	1-Jun-18	Distribution Date	16-Jul-18
Collection Period End	30-Jun-18	30/360 Days	30
Beg. of Interest Period	15-Jun-18	Actual/360 Days	31
End of Interest Period	16-Jul-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	1,131,602,564.33	1,096,488,855.76	0.7588373
Total Securities		1,444,959,096.94	1,131,602,564.33	1,096,488,855.76	0.7588373
Class A-1 Notes	1.300000%	152,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.640000%	300,000,000.00	211,987,345.85	192,834,413.90	0.6427814
Class A-2b Notes	2.273250%	250,000,000.00	176,656,121.54	160,695,344.92	0.6427814
Class A-3 Notes	1.910000%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	19,152,931.95	289,716.04	63.8431065	0.9657201
Class A-2b Notes	15,960,776.62	345,808.04	63.8431065	1.3832322
Class A-3 Notes	0.00	636,666.67	0.0000000	1.5916667
Class A-4 Notes	0.00	165,410.00	0.0000000	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	35,113,708.57	1,437,600.75

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	15,464,989.96
Monthly Interest	6,131,541.83

Total Monthly Payments	21,596,531.79

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	683,964.51
Aggregate Sales Proceeds Advance	8,306,383.92

Total Advances	8,990,348.43

Vehicle Disposition Proceeds:
Reallocation Payments	11,558,498.42
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	6,877,279.84
Excess Wear and Tear and Excess Mileage	65,761.20
Remaining Payoffs	0.00
Net Insurance Proceeds	1,181,000.41
Residual Value Surplus	586,133.70

Total Collections	50,855,553.79

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination		10,826,194.42			727
Involuntary Repossession		171,099.00			13
Voluntary Repossession		288,697.00			21
Full Termination		272,508.00			17
Bankruptcty		—			—
Insurance Payoff			1,159,904.31		69
Customer Payoff				150,375.75	7
Grounding Dealer Payoff				3,916,592.47	195
Dealer Purchase				1,634,283.82	64

Total		11,558,498.42	1,159,904.31	5,701,252.04	1,113

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	64,249	1,388,649,859.06	7.00000%	1,131,602,564.33
Total Depreciation Received		(19,662,673.84)		(15,586,721.69)
Principal Amount of Gross Losses	(108)	(2,144,592.70)		(1,752,080.08)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(696)	(12,553,991.82)		(9,965,936.32)
Scheduled Terminations	(442)	(9,393,563.67)		(7,808,970.48)

Pool Balance - End of Period	63,003	1,344,895,037.03		1,096,488,855.76
Remaining Pool Balance
Lease Payment				270,213,080.34
Residual Value				826,275,775.42

Total				1,096,488,855.76

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	50,855,553.79
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	50,855,553.79

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	443,753.35
3. Reimbursement of Sales Proceeds Advance	6,323,034.62
4. Servicing Fee:
Servicing Fee Due	943,002.14
Servicing Fee Paid	943,002.14
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	7,709,790.11

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	289,716.04
Class A-2a Notes Monthly Interest Paid	289,716.04
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	345,808.04
Class A-2b Notes Monthly Interest Paid	345,808.04
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	636,666.67
Class A-3 Notes Monthly Interest Paid	636,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	165,410.00
Class A-4 Notes Monthly Interest Paid	165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,437,600.75
Total Note and Certificate Monthly Interest Paid	1,437,600.75
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	41,708,162.93
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	35,113,708.57
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	35,113,708.57
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,594,454.36

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	7,224,795.48
Required Reserve Account Amount	21,674,386.46
Beginning Reserve Account Balance	21,674,386.46
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	21,674,386.46
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	6,594,454.36
Gross Reserve Account Balance	28,268,840.82
Remaining Available Collections Released to Seller	6,594,454.36
Total Ending Reserve Account Balance	21,674,386.46

V. POOL STATISTICS

Weighted Average Remaining Maturity			13.28
Monthly Prepayment Speed			99%
Lifetime Prepayment Speed			69%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,692,573.28
Securitization Value of Defaulted Receivables and Casualty Receivables		1,752,080.08	108
Aggregate Defaulted and Casualty Gain (Loss)		(59,506.80)
Pool Balance at Beginning of Collection Period		1,131,602,564.33
Net Loss Ratio
Current Collection Period		-0.0053%
Preceding Collection Period		-0.0278%
Second Preceding Collection Period		0.0038%
Third Preceding Collection Period		-0.0280%
Cumulative Net Losses for all Periods		0.1963%	2,835,826.30

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.57%	6,450,770.46	378
61-90 Days Delinquent	0.16%	1,779,116.57	105
91-120 Days Delinquent	0.04%	416,021.46	23
More than 120 Days	0.00%	39,913.71	3

Total Delinquent Receivables:	0.76%	8,685,822.20	509

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.20%	0.20%
Preceding Collection Period		0.15%	0.15%
Second Preceding Collection Period		0.15%	0.15%
Third Preceding Collection Period		0.16%	0.17%
60 Day Delinquent Receivables		3,172,068.04
Delinquency Percentage		0.28%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		11,098,702.42	744
Securitization Value		11,067,709.56	744

Aggregate Residual Gain (Loss)		30,992.86

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		45,903,180.47	3,103
Cumulative Securitization Value		49,057,361.23	3,103

Cumulative Residual Gain (Loss)		(3,154,180.76)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			9,055,611.50
Reimbursement of Outstanding Advance			6,323,034.62
Additional Advances for current period			8,306,383.92

Ending Balance of Residual Advance			11,038,960.80

Beginning Balance of Payment Advance			1,381,115.83
Reimbursement of Outstanding Payment Advance			443,753.35
Additional Payment Advances for current period			683,964.51

Ending Balance of Payment Advance			1,621,326.99

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO